Investment Risks - Index Fund Issuer Non Diversification Risk [Member]	Dec. 31, 2025
CVT S&P 500 Index Portfolio
Prospectus [Line Items]
Risk [Text Block]	Index Fund Issuer Non-Diversification Risk. The Fund may become “non-diversified” under the 1940 Act for periods of time solely as a result of tracking the Index (due to changes in relative market capitalization or index weighting of one or more component securities). To the extent the Fund becomes “non-diversified,” the Fund may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Non-diversified funds may focus their investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be, and the value of the Fund’s shares may be more volatile than the values of shares of more diversified funds.
CVT S&P MidCap 400 Index Portfolio
Prospectus [Line Items]
Risk [Text Block]	Index Fund Issuer Non-Diversification Risk. The Fund may become “non-diversified” under the 1940 Act for periods of time solely as a result of tracking the Index (due to changes in relative market capitalization or index weighting of one or more component securities). To the extent the Fund becomes “non-diversified,” the Fund may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Non-diversified funds may focus their investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be, and the value of the Fund’s shares may be more volatile than the values of shares of more diversified funds.
CVT Russell 2000 Small Cap Index Portfolio
Prospectus [Line Items]
Risk [Text Block]	Index Fund Issuer Non-Diversification Risk. The Fund may become “non-diversified” under the 1940 Act for periods of time solely as a result of tracking the Index (due to changes in relative market capitalization or index weighting of one or more component securities). To the extent the Fund becomes “non-diversified,” the Fund may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Non-diversified funds may focus their investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be, and the value of the Fund’s shares may be more volatile than the values of shares of more diversified funds.
CVT EAFE International Index Portfolio
Prospectus [Line Items]
Risk [Text Block]	Index Fund Issuer Non-Diversification Risk. The Fund may become “non-diversified” under the 1940 Act for periods of time solely as a result of tracking the Index (due to changes in relative market capitalization or index weighting of one or more component securities). To the extent the Fund becomes “non-diversified,” the Fund may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Non-diversified funds may focus their investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be, and the value of the Fund’s shares may be more volatile than the values of shares of more diversified funds.
CVT Investment Grade Bond Index Portfolio
Prospectus [Line Items]
Risk [Text Block]	Index Fund Issuer Non-Diversification Risk. The Fund may become “non-diversified” under the 1940 Act for periods of time solely as a result of tracking the Index (due to changes in relative market capitalization or index weighting of one or more component securities). To the extent the Fund becomes “non-diversified,” the Fund may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Non-diversified funds may focus their investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be, and the value of the Fund’s shares may be more volatile than the values of shares of more diversified funds.